Correction of errors	9 Months Ended
Sep. 30, 2018
Correction of errors
Correction of errors

9. Correction of errors

During the preparation of the consolidated interim financial statements for the three-month and nine-month periods ended September 30, 2018, the Company became aware that the margin within certain intra-group transactions has not been properly eliminated in the consolidation process, resulting in misstatement of cost of sales in its consolidated financial statements since the first quarter in fiscal year 2017. These errors have been corrected by restating each of the affected financial statement line items for prior periods. The Company has evaluated the effect of these errors, both qualitatively and quantitatively, and concluded that the corrections did not have a material impact on, nor require amendment of, any previously filed financial statements. The following tables summarize the impacts on the Company’s consolidated financial statements.

Consolidated statement of financial position

March 31, 2017	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	33,601	(65)	33,536
Inventories	9,475	(65)	9,410
Non-current assets	28,003	—	28,003
Property, plant and equipment	26,872	—	26,872

Total assets	61,604	(65)	61,539

Equity	49,120	(65)	49,055
Accumulated deficit	(31,400)	(65)	(31,465)

Total equity and liabilities	61,604	(65)	61,539

June 30, 2017	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	30,937	(121)	30,816
Inventories	9,507	(121)	9,386
Non-current assets	28,300	—	28,300
Property, plant and equipment	27,010	—	27,010

Total assets	59,237	(121)	59,116

Equity	46,883	(121)	46,762
Accumulated deficit	(34,067)	(121)	(34,188)

Total equity and liabilities	59,237	(121)	59,116

September 30, 2017	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	29,840	(187)	29,653
Inventories	9,391	(187)	9,204
Non-current assets	28,990	—	28,990
Property, plant and equipment	27,617	—	27,617

Total assets	58,830	(187)	58,643

Equity	46,122	(187)	45,935
Accumulated deficit	(35,022)	(187)	(35,209)

Total equity and liabilities	58,830	(187)	58,643

December 31, 2017	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	37,774	(280)	37,494
Inventories	9,539	(280)	9,259
Non-current assets	29,257	251	29,508
Property, plant and equipment	27,698	251	27,949

Total assets	67,031	(29)	67,002

Equity	43,918	(29)	43,889
Accumulated deficit	(37,480)	(29)	(37,509)

Total equity and liabilities	67,031	(29)	67,002

March 31, 2018	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	38,347	(417)	37,930
Inventories	11,309	(417)	10,892
Non-current assets	29,360	254	29,614
Property, plant and equipment	26,792	254	27,046

Total assets	67,707	(163)	67,544

Equity	42,223	(163)	42,060
Accumulated deficit	(39,219)	(163)	(39,382)

Total equity and liabilities	67,707	(163)	67,544

June 30, 2018	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	35,781	(623)	35,158
Inventories	13,116	(623)	12,493
Non-current assets	29,056	257	29,313
Property, plant and equipment	26,550	257	26,807

Total assets	64,837	(366)	64,471

Equity	39,633	(366)	39,267
Accumulated deficit	(41,958)	(366)	(42,324)

Total equity and liabilities	64,837	(366)	64,471

Consolidated statement of comprehensive loss

	Impact of correction of error
	three months ended March 31, 2017
	As previously
	reported	Adjustments	As corrected
	(€ in thousands except share and share data)

Cost of sales	(2,949)	(65)	(3,014)
Gross profit	1,581	(65)	1,516
Operating loss	(2,388)	(65)	(2,453)
Net loss	(2,431)	(65)	(2,496)
Total comprehensive loss	(2,416)	(65)	(2,481)

Loss attributable to owners of the company	(2,429)	(65)	(2,494)
Total comprehensive loss attributable to owners of the company	(2,414)	(65)	(2,479)

Loss per share - basic/ diluted (EUR)	(0.65)	(0.02)	(0.67)

	Impact of correction of error			Impact of correction of error
	three months ended June 30, 2017			six months ended June 30, 2017
	As previously			As previously
	reported	Adjustments	As corrected	reported	Adjustments	As corrected
	(€ in thousands except share and share data)			(€ in thousands except share and share data)

Cost of sales	(3,043)	(56)	(3,099)	(5,992)	(121)	(6,113)
Gross profit	2,110	(56)	2,054	3,691	(121)	3,570
Operating loss	(2,675)	(56)	(2,731)	(5,063)	(121)	(5,184)
Net loss	(2,674)	(56)	(2,730)	(5,105)	(121)	(5,226)
Total comprehensive loss	(2,359)	(56)	(2,415)	(4,775)	(121)	(4,896)

Loss attributable to owners of the company	(2,667)	(56)	(2,723)	(5,096)	(121)	(5,217)
Total comprehensive loss attributable to owners of the company	(2,352)	(56)	(2,408)	(4,766)	(121)	(4,887)

Loss per share - basic/ diluted (EUR)	(0.72)	(0.01)	(0.73)	(1.37)	(0.03)	(1.40)

	Impact of correction of error			Impact of correction of error
	three months ended September 30, 2017			nine months ended September 30, 2017
	As previously			As previously
	reported	Adjustments	As corrected	reported	Adjustments	As corrected
	(€ in thousands except share and share data)			(€ in thousands except share and share data)

Cost of sales	(4,170)	(66)	(4,236)	(10,162)	(187)	(10,349)
Gross profit	3,217	(66)	3,151	6,908	(187)	6,721
Operating loss	(924)	(66)	(990)	(5,987)	(187)	(6,174)
Net loss	(960)	(66)	(1,026)	(6,065)	(187)	(6,252)
Total comprehensive loss	(893)	(66)	(959)	(5,668)	(187)	(5,855)

Loss attributable to:
Loss attributable to owners of the company	(955)	(66)	(1,021)	(6,051)	(187)	(6,238)
Total comprehensive loss attributable to owners of the company	(888)	(66)	(954)	(5,654)	(187)	(5,841)

Loss per share - basic/ diluted (EUR)	(0.26)	(0.01)	(0.27)	(1.63)	(0.05)	(1.68)

	Impact of correction of error			Impact of correction of error
	three months ended December 31, 2017			year ended December 31, 2017
	As previously			As previously
	reported	Adjustments	As corrected	reported	Adjustments	As corrected
	(€ in thousands except share and share data)			(€ in thousands except share and share data)

Cost of sales	(3,662)	158	(3,504)	(13,824)	(29)	(13,853)
Gross profit	2,446	158	2,604	9,354	(29)	9,325
Operating loss	(2,633)	158	(2,475)	(8,620)	(29)	(8,649)
Net loss	(2,460)	158	(2,302)	(8,525)	(29)	(8,554)
Total comprehensive loss	(2,352)	158	(2,194)	(8,020)	(29)	(8,049)

Loss attributable to owners of the company	(2,458)	158	(2,300)	(8,509)	(29)	(8,538)
Total comprehensive loss attributable to owners of the company	(2,350)	158	(2,192)	(8,004)	(29)	(8,033)

Loss per share - basic/ diluted (EUR)	(0.66)	0.04	(0.62)	(2.29)	(0.01)	(2.30)

	Impact of correction of error
	three months ended March 31, 2018
	As previously
	reported	Adjustments	As corrected
	(€ in thousands except share and share data)

Cost of sales	(2,785)	(134)	(2,919)
Gross profit	2,267	(134)	2,133
Operating loss	(2,254)	(134)	(2,388)
Net loss	(1,582)	(134)	(1,716)
Total comprehensive loss	(1,661)	(134)	(1,795)

Loss attributable to owners of the company	(1,576)	(134)	(1,710)
Total comprehensive loss attributable to owners of the company	(1,655)	(134)	(1,789)

Loss per share - basic/ diluted (EUR)	(0.42)	(0.04)	(0.46)

	Impact of correction of error			Impact of correction of error
	three months ended June 30, 2018			six months ended June 30, 2018
	As previously			As previously
	reported	Adjustments	As corrected	reported	Adjustments	As corrected
	(€ in thousands except share and share data)			(€ in thousands except share and share data)

Cost of sales	(3,209)	(201)	(3,410)	(5,994)	(337)	(6,331)
Gross profit	2,053	(201)	1,852	4,320	(337)	3,983
Operating loss	(2,203)	(201)	(2,404)	(4,457)	(337)	(4,794)
Net loss	(2,748)	(201)	(2,949)	(4,330)	(337)	(4,667)
Total comprehensive loss	(2,760)	(201)	(2,961)	(4,421)	(337)	(4,758)

Loss attributable to owners of the company	(2,739)	(201)	(2,940)	(4,315)	(337)	(4,652)
Total comprehensive loss attributable to owners of the company	(2,751)	(201)	(2,952)	(4,406)	(337)	(4,743)

Loss per share - basic/ diluted (EUR)	(0.74)	(0.05)	(0.79)	(1.16)	(0.09)	(1.25)

Segment reporting

	Impact of correction of error three months ended March 31, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,693	2,837	—	—	1,693	2,837

Gross profit	353	1,228	12	(77)	365	1,151
Gross profit in %	20.9%	43.3%			21.6%	40.6%

	Impact of correction of error three months ended June 30, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	2,542	2,611	—	—	2,542	2,611

Gross profit	925	1,185	22	(78)	947	1,107
Gross profit in %	36.4%	45.4%			37.3%	42.4%

	Impact of correction of error six months ended June 30, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	4,235	5,448	—	—	4,235	5,448

Gross profit	1,278	2,413	34	(155)	1,312	2,258
Gross profit in %	30.2%	44.3%			31.0%	41.4%

	Impact of correction of error three months ended September 30, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	4,153	3,234	—	—	4,153	3,234

Gross profit	1,584	1,633	33	(99)	1,617	1,534
Gross profit in %	38.1%	50.5%			38.9%	47.4%

	Impact of correction of error nine months ended September 30, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	8,388	8,682	—	—	8,388	8,682

Gross profit	2,862	4,046	67	(254)	2,929	3,792
Gross profit in %	34.1%	46.6%			34.9%	43.7%

	Impact of correction of error three months ended December 31, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,146	2,962	—	—	3,146	2,962

Gross profit	1,059	1,387	270	(112)	1,329	1,275
Gross profit in %	33.7%	46.8%			42.2%	43.0%

	Impact of correction of error year ended December 31, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	11,534	11,644	—	—	11,534	11,644

Gross profit	3,921	5,433	337	(366)	4,258	5,067
Gross profit in %	34.0%	46.7%			36.9%	43.5%

	Impact of correction of error three months ended March 31, 2018
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,375	3,677	—	—	1,375	3,677

Gross profit	429	1,838	(48)	(86)	381	1,752
Gross profit in %	31.2%	50.0%			27.7%	47.6%

	Impact of correction of error three months ended June 30, 2018
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,883	3,379	—	—	1,883	3,379

Gross profit	561	1,492	(87)	(114)	474	1,378
Gross profit in %	29.8%	44.2%			25.2%	40.8%

	Impact of correction of error six months ended June 30, 2018
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,258	7,056	—	—	3,258	7,056

Gross profit	990	3,330	(136)	(201)	854	3,129
Gross profit in %	30.4%	47.2%			26.2%	44.3%

There is no impact on the Company’s operating, investing or financing cash flows for the 9-months period ended September 30, 2017.